Long-Term Investments	9 Months Ended
Sep. 30, 2026
Long-Term Investments

6. Long-Term Investments

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

For the nine months ended September 30, 2026	Fair Value December 31, 2025	Net Additions / (Disposals)	Movements in foreign exchange	Fair value Adjustments for the period	Fair Value September 30, 2026
Talisker Resources Common Shares	$2,351	$(226)	$(57)	$(590)	$1,478
Silver Wolf Exploration Ltd. Common Shares	1,114	-	(28)	(369)	717
Silver Wolf Exploration Ltd. Warrants	184	-	(3)	(106)	75
Endurance Gold Corp. Common Shares	376	-	(21)	172	527
Endurance Gold Corp. Warrants	126	-	(7)	72	191
	$4,151	$(226)	$(116)	$(821)	$2,988